RECLAMATION PROVISION (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Management's estimate one [Member]
Statement [Line Items]
Risk Free Interest Rate	9.70%	9.70%
Inflation Rate	3.69%	3.69%
Management's Estimate [Member]
Statement [Line Items]
Reclamation Provision	$ 2,119	$ 2,062
Reclamation Provision Undiscounted Value	$ 4,845	$ 4,825